Financial liabilities - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 23,260
2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9,115
2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,904
2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,318
2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,545
>2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	951
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	10,335
State guaranteed loan Société Générale | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	4,440
State guaranteed loan BNP Paribas | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,221
State guaranteed loan BNP Paribas | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,220
State guaranteed loan BNP Paribas | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8
State guaranteed loans - accrued interest | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8
State guaranteed loans - accrued interest | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows
State guaranteed loans - accrued interest | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows
State guaranteed loans - accrued interest | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	138
Lease finance obligations – Rent Le Virage | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	138
Lease finance obligations – Rent Le Virage | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	55
Lease liabilities – Premises Innate Inc. | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	55
Lease liabilities – Premises Innate Inc. | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	44
Lease liabilities – Vehicles | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	24
Lease liabilities – Vehicles | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	16
Lease liabilities – Vehicles | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	4
Lease liabilities – Vehicles | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - IT security
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	156
Lease liabilities - IT security | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	75
Lease liabilities - IT security | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	75
Lease liabilities - IT security | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	6
Lease liabilities - IT security | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - IT security | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - IT security | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loan – Building
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,083
Loan – Building | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,308
Loan – Building | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,545
Loan – Building | >2030
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 951